O FVIT P-1
                         SUPPLEMENT DATED APRIL 17, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN VALUE INVESTORS TRUST
    (FRANKLIN BALANCE SHEET INVESTMENT FUND, FRANKLIN LARGE CAP VALUE FUND,
                        FRANKLIN MICROCAP VALUE FUND AND
                         FRANKLIN SMALL CAP VALUE FUND)
                              DATED MARCH 1, 2002.

The prospectus is amended as follows:

I. For the Balance Sheet Investment Fund under the "Goal and Strategies" section on page 2, the following paragraph is added:

 Effective May 1, 2002, the Fund will be closed to all new investors. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions, and exchanges. In addition, existing retirement plans may be able to add new participants. Please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

                           Please keep this supplement
                              for future reference.






O FVIT PA-1
                         SUPPLEMENT DATED APRIL 17, 2002
                              TO THE PROSPECTUS OF
                         FRANKLIN VALUE INVESTORS TRUST
                   (FRANKLIN BALANCE SHEET INVESTMENT FUND AND
                 FRANKLIN SMALL CAP VALUE FUND - ADVISOR CLASS)
                              DATED MARCH 1, 2002.

The prospectus is amended as follows:

I.  For  the  Balance  Sheet   Investment   Fund  under  the  "Goal  and
Strategies" section on page 2, the following paragraph is added:

 Effective May 1, 2002, the Fund will be closed to all new investors. If you are a shareholder of record at that time, you will be able to continue to add to your existing account through new purchases, including purchases through reinvestment of dividends or capital gains distributions, and exchanges. In addition, existing retirement plans may be able to add new participants. Please also keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account. The Fund reserves the right to modify this policy at any time.

                           Please keep this supplement
                              for future reference.